Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
This section is the Pay versus Performance disclosure required by the SEC. The tabular disclosure below includes the
SEC-defined
“Compensation Actually Paid,” or CAP, for our principal executive officer, or PEO, and the average CAP for our other NEOs for each of the most recent three fiscal years. Because of the changes in value of unvested equity awards, the CAP does not represent amounts actually paid to or earned by those individuals. The disclosure also presents information regarding total shareholder return and financial performance metrics. Amounts referencing the Summary Compensation Table, or SCT, can be found on page 45.

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table (SCT) Total for PEO ($) (1)		Compensation Actually Paid (CAP) to PEO ($) (3)		Average SCT Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)	Total Shareholder Return (TSR) ($) (4)	Peer Group Total Shareholder Return ($) (5)	Net Income ($ in millions) (6)	Revenue ($ in millions)

2025	35,629,806	(2)	36,969,744	(2)	2,520,918	2,632,944	394	267	66.9	1,196.5

2024	1,209,210		1,408,052		3,002,578	7,205,210	408	216	44.2	871.7

2023	1,121,188		1,722,672		3,005,440	5,684,945	223	158	22.3	614.5

(1)	Mr. Sharma, President and CEO, is the principal executive officer, or PEO, for each year represented. The other NEOs represented in the Non-PEO average amounts above are:

•	2025: Messrs. Kalra, Portocalis and Gerber

•	2024: Messrs. Kalra and Portocalis

•	2023: Messrs. Kalra and Gerber

(2)
Includes the
one-time
RSU grant to Mr. Sharma, as described in the section titled “Executive Compensation—Compensation Discussion and Analysis—Elements of Executive Compensation—Long-Term Incentives—CEO Long-Term Incentive.”

(3)
CAP does not mean that our NEOs actually earned, realized or received those amounts in the listed year. To calculate CAP, the following amounts were deducted from and added to the SCT total compensation for the PEO and
Non-PEO
NEOs, respectively:

Reconciliation of SCT Total Compensation to CAP for PEO
	2025 ($)	2024 ($)	2023 ($)

SCT Total Compensation	35,629,806	1,209,210	1,121,188

DEDUCTIONS

Grant Date Fair Value of Stock Awards Reported in SCT	(34,232,000)	0	0

ADDITIONS

Year-End Fair Value for Unvested Stock Awards Granted During the Year	30,405,375	0	0

Fair Value as of Vesting Date for Stock Awards Granted and Vesting During the Year	5,166,563	0	0

Increase (Decrease) in Fair Value During the Year for Unvested Option Awards Granted in Prior Years	0	0	429,081

Increase (Decrease) in Fair Value from Prior Year Year-End to Vesting Date for Prior Years’ Option Awards that Vested During Year	0	198,842	172,403

CAP	36,969,744	1,408,052	1,722,672

Reconciliation of SCT Total Compensation to CAP for Average Non-PEO NEOs
	2025 ($)	2024 ($)	2023 ($)

SCT Total Compensation	2,520,918	3,002,578	3,005,440

DEDUCTIONS

Grant Date Fair Value of Stock Awards Reported in SCT	(1,500,018)	(2,000,011)	(2,279,753)

ADDITIONS

Year-End Fair Value for Unvested Stock Awards Granted During the Year	1,621,683	3,401,372	4,691,411

Increase (Decrease) in Fair Value During the Year for Unvested Option and Stock Awards Granted in Prior Years	(142,434)	2,505,492	230,127

Increase (Decrease) in Fair Value from Prior Year Year-End to Vesting Date for Prior Years’ Option and Stock Awards that Vested During Year	132,795	295,779	37,720

CAP	2,632,944	7,205,210	5,684,945
(4)	TSR is calculated by assuming that a $100 investment was made on December 31, 2022.
(5)
The peer group used is the Standard and Poor’s 500 Information Technology Index, which is the peer group represented in Part II, Item 5 of our Annual Report on Form
10-K
for each of the fiscal years shown in the table.

(6)	The dollar amounts reported are our GAAP net income as reflected in our audited financial statements.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)	Mr. Sharma, President and CEO, is the principal executive officer, or PEO, for each year represented. The other NEOs represented in the Non-PEO average amounts above are:

•	2025: Messrs. Kalra, Portocalis and Gerber

•	2024: Messrs. Kalra and Portocalis

•	2023: Messrs. Kalra and Gerber

Peer Group Issuers, Footnote
(5)
The peer group used is the Standard and Poor’s 500 Information Technology Index, which is the peer group represented in Part II, Item 5 of our Annual Report on Form
10-K
for each of the fiscal years shown in the table.

PEO Total Compensation Amount	$ 35,629,806	$ 1,209,210	$ 1,121,188
PEO Actually Paid Compensation Amount	$ 36,969,744	1,408,052	1,722,672
Adjustment To PEO Compensation, Footnote
(3)
CAP does not mean that our NEOs actually earned, realized or received those amounts in the listed year. To calculate CAP, the following amounts were deducted from and added to the SCT total compensation for the PEO and
Non-PEO
NEOs, respectively:

Reconciliation of SCT Total Compensation to CAP for PEO
	2025 ($)	2024 ($)	2023 ($)

SCT Total Compensation	35,629,806	1,209,210	1,121,188

DEDUCTIONS

Grant Date Fair Value of Stock Awards Reported in SCT	(34,232,000)	0	0

ADDITIONS

Year-End Fair Value for Unvested Stock Awards Granted During the Year	30,405,375	0	0

Fair Value as of Vesting Date for Stock Awards Granted and Vesting During the Year	5,166,563	0	0

Increase (Decrease) in Fair Value During the Year for Unvested Option Awards Granted in Prior Years	0	0	429,081

Increase (Decrease) in Fair Value from Prior Year Year-End to Vesting Date for Prior Years’ Option Awards that Vested During Year	0	198,842	172,403

CAP	36,969,744	1,408,052	1,722,672

Non-PEO NEO Average Total Compensation Amount	$ 2,520,918	3,002,578	3,005,440
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,632,944	7,205,210	5,684,945
Adjustment to Non-PEO NEO Compensation Footnote
(3)
CAP does not mean that our NEOs actually earned, realized or received those amounts in the listed year. To calculate CAP, the following amounts were deducted from and added to the SCT total compensation for the PEO and
Non-PEO
NEOs, respectively:

Reconciliation of SCT Total Compensation to CAP for Average Non-PEO NEOs
	2025 ($)	2024 ($)	2023 ($)

SCT Total Compensation	2,520,918	3,002,578	3,005,440

DEDUCTIONS

Grant Date Fair Value of Stock Awards Reported in SCT	(1,500,018)	(2,000,011)	(2,279,753)

ADDITIONS

Year-End Fair Value for Unvested Stock Awards Granted During the Year	1,621,683	3,401,372	4,691,411

Increase (Decrease) in Fair Value During the Year for Unvested Option and Stock Awards Granted in Prior Years	(142,434)	2,505,492	230,127

Increase (Decrease) in Fair Value from Prior Year Year-End to Vesting Date for Prior Years’ Option and Stock Awards that Vested During Year	132,795	295,779	37,720

CAP	2,632,944	7,205,210	5,684,945

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Narrative Disclosure to the Pay vs. Performance Table
The three items listed below represent the most important financial measures used to link executive compensation to our performance for 2025. Each item is a separate metric within our 2025 Program, as further described beginning on page 38.

Most Important Performance Measures
Revenue Non-GAAP contribution profit Adjusted EBITDA

Total Shareholder Return Amount	$ 394	408	223
Peer Group Total Shareholder Return Amount	267	216	158
Net Income (Loss)	$ 66,900,000	$ 44,200,000	$ 22,300,000
Company Selected Measure Amount	1,196,500,000	871,700,000	614,500,000
PEO Name	Sharma
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP contribution profit
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (34,232,000)	$ 0	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,405,375	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	429,081
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,166,563	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	198,842	172,403
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,500,018)	(2,000,011)	(2,279,753)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,621,683	3,401,372	4,691,411
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(142,434)	2,505,492	230,127
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 132,795	$ 295,779	$ 37,720